Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 2,425,537	$ 2,789,704
Long-term receivable		7,000,000
Non-current assets	2,425,537	9,789,704
Current assets
Inventories		444,551
Trade receivables	402,820
Other receivables and prepayments	18,682,733	5,501,106
Cash and cash equivalents	407,311	520,916
Current assets	19,492,864	6,466,573
Total assets	21,918,401	16,256,277
Current liabilities
Trade and other payables	2,235,988	1,319,076
Due to related parties	3,330,518	2,611,097
Advance from customer	1,197,200
Other tax payable		212
Current liabilities	6,763,706	3,930,385
Total liabilities	6,763,706	3,930,385
Equity
Share capital	606	6,063
Series A equity interest with preferential rights	1,240,000	1,240,000
Series C equity interest with preferential rights	1,500,000	1,500,000
Series D equity interest with preferential rights	3,120,000	3,120,000
Share premium	77,965,011	77,959,554
Other reserve	6,269,108	6,269,108
Statutory surplus reserve
Accumulated deficit	(74,407,738)	(77,451,517)
Foreign currency translation reserve	(532,292)	(317,316)
Total equity	15,154,695	12,325,892
Total liabilities and equity	$ 21,918,401	$ 16,256,277